Share-based compensation - Schedule of DSUs, RSUs and PSUs Granted (Details)	9 Months Ended
Sep. 30, 2026 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	173,592
Granted (in shares)	56,891
Number of units - end of period (in shares)	230,483
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 24.06
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 30.43
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	218,306
Granted (in shares)	796,776
Released (in shares)	(71,391)
Forfeited (in shares)	(41,339)
Number of units - end of period (in shares)	902,352
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 23.50
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	37.04
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	24.35
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	32.36
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	77.37
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	$ 77.37
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	0
Granted (in shares)	59,210
Number of units - end of period (in shares)	59,210
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 25.69